Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Expected federal statutory rate	35.00%	35.00%	35.00%
Percent owned U.S. subsidiaries	100.00%
Total unrecognized tax benefits on uncertain tax positions	$ 83	$ 101	$ 140	$ 949
Net interest expense	3	3	2
Accrued interest on uncertain tax positions	12	15
Settlements with tax authorities	6	34	783
Additional taxes and interest incurred			1,500
Payments previously made against Final Reassessment			751
Accrued expenses	535	542
Postretirement health care and life insurance benefits	416	452
Pension liabilities and assets	41	222
Property, plant and equipment	315	333
Other deferred tax assets	61	73
Other	133	161
Deferred tax assets net, valuation allowance	1,158	426
Net deferred tax liabilities	(646)	91
Valuation allowance	151	1,164
Decrease in Valuation allowance	1,013
Domestic [Member]
Income Tax Contingency [Line Items]
Provision exempted from income taxes	2,463
Foreign [Member]
Income Tax Contingency [Line Items]
Provision exempted from income taxes	2,573
Canada [Member] | Daimler AG [Member]
Income Tax Contingency [Line Items]
Additional taxes and interest incurred			660
Reimbursements from Daimler			751
Tax receivable from Daimler	58	63
State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Accrued expenses	39	44
Postretirement health care and life insurance benefits	35	43
Pension liabilities and assets	28	50
State net operating losses carryforward	5	18
Property, plant and equipment	46	59
Other deferred tax liabilities	17
Indefinite life intangible assets	12	14
Other deferred tax assets		7
Other		20
Deferred tax assets net, valuation allowance		103
Net deferred tax liabilities		$ 20